Deposits (Tables)	12 Months Ended
Dec. 31, 2011
Deposits (Tables) [Abstract]
Contractual maturities of Time Certificate of deposits and other time deposits

(in millions)	December 31, 2011
2012	$31,675
2013	21,479
2014	5,447
2015	8,538
2016	5,964
Thereafter	3,427
Total	$76,530

Contractual maturities of Time Deposits with a denomination of $100,000 or more

(in millions)	December 31, 2011
Three months or less	$3,427
After three months through six months	2,828
After six months through twelve months	3,034
After twelve months	15,804
Total	$25,093